NOTE 1 -ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)			1 Months Ended	6 Months Ended	12 Months Ended
	May 13, 2022	May 13, 2022	Jun. 01, 2022	Jun. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Entity Incorporation, State or Country Code				NV	NV
Entity Incorporation, Date of Incorporation				Jun. 24, 2011	Jun. 24, 2011
Whisl Telecom L L C [Member]
Restructuring Cost and Reserve [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired	51.00%	51.00%
Smartbiz Telecom L L C [Member]
Restructuring Cost and Reserve [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired			51.00%